Cover	Jun. 30, 2022
Cover [Abstract]
Entity Registrant Name	AJIA INNOGROUP HOLDINGS, LTD.
Entity Central Index Key	0001650739
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 30, 2022
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	82-1063313
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
City Area Code	702
Local Phone Number	360-0652
Entity File Number	333-206450
Entity Address Address Line 1	187 E. Warm Springs Road, Suite B307
Entity Address Postal Zip Code	89119